COST OF REVENUE - Disclosure of cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Cost Of Revenues [Abstract]
Cost of integrated POS devices sales	$ 17,610	$ 16,138	$ 30,549	$ 33,913
Cost of recurring revenue	25,889	19,165	48,925	35,925
Total	$ 43,499	$ 35,303	$ 79,474	$ 69,838